Related Party Transactions - Summary of Compensation of Key Management Personnel and Transactions with Related Parties (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	$ 1,160,275	$ 1,843,334	$ 1,539,777
Post-employment benefits	36,690	89,780	76,623
Long-term employee benefits			32,537
Share-based payments	807,177	257,001	418,986
Total key management compensation	2,004,142	2,190,115	2,067,923
Francis Abourizk Lightowlers [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Legal services paid / payable to Francis Abourizk Lightowlers, a law firm in which Mr Peter Francis is a partner and has a beneficial interest.	$ 726	8,212	191,050
Annabel West [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Annabel West, the wife of Greg West, our former Chief Executive Officer, was employed as a part-time clerical and administrative assistant.		$ 42,278	$ 36,248